Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets	$ 22,800,000
Goodwill	12,500,000
Intangible assets	10,000,000
Capitalized software	300,000
Capitalized software assets	654,556	$ 6,940,653
365 Cannabis [Member]
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets	22,200,000
Total impairments of long-lived assets	22,200,000
LCA [Member]
Discontinued Operations (Details) [Line Items]
Total impairments of long-lived assets	600,000
Capitalized software assets	$ 1,100,000	$ 400,000